Issued Capital (Tables)	12 Months Ended
Jun. 30, 2026
Issued Capital [Abstract]
Schedule of Business Combination

Following the Business Combination, the Company has authorized 555,000,000 shares including 500,000,000 Class A Ordinary Shares, 50,000,000 Class B Ordinary Shares, and 5,000,000 Preference Shares, each of par value $0.0001 per share. In addition, the Company has three classes of warrants (i.e., Private Placement warrants, the Representative warrants, the Penny warrants, and the Arena Ordinary share warrants) issued and outstanding.

	30 June 2026		30 June 2025		30 June 2024
	Number of shares (Class A)	Share Capital AUD$	Number of shares (Class A)	Share Capital AUD$	Number of shares (Class A)	Share Capital AUD$
Issuance of shares to AOI shareholders	18,646,643	2,860	18,646,643	2,860	18,646,643	2,860
Issuance of shares to SPAC shareholders	124,768	19	124,768	19	124,768	19
Issuance of shares to SPAC Founders	2,666,900	409	2,666,900	409	2,666,900	409
Conversion of JSKS Loan	4,452,479	445	4,452,479	445	-	-
Conversion of convertible notes	792,023	108	371,957	45	150,000	23
Issuance of shares in exchange for advisory services	694,391	107	694,391	107	694,391	107

Conversion of convertible notes	941,400	144	941,400	144	941,400	144

Issuance of commitment fee shares-Arena	1,750,000	261	-	-	-	-
Issuance of shares to PIPE shareholders	18,800,000	2,628	-	-	-	-
	48,868,604	6,981	27,898,538	4,029	23,224,102	3,562

●	There was no movement in class B ordinary shares, preference shares.

Share premium:

	30 June 2026	30 June 2025	30 June 2024
	Share Premium	Share Premium	Share Premium
Issuance of shares to AOI shareholders	2,579,627	2,579,627	2,579,627
Issuance of shares to SPAC shareholders	3,024,191	3,024,191	3,024,191
Issuance of shares to SPAC Founders	(5,791,835)	(5,791,835)	(5,791,835)
Conversion of JSKS Loan	4,998,067	4,998,067	-
Conversion of convertible notes	2,904,266	2,530,804	2,300,590
Issuance of shares in exchange for advisory services	(107)	(107)	(107)
Conversion of rights	(144)	(144)	(144)
Issuance of convertible note – equity component	140,495	140,495	140,495
Recapitalization costs	16,126,854	16,126,854	16,126,854
Issuance of commitment fee shares-Arena	1,867,361	-	-
Issuance of shares to PIPE shareholders	398,530	-	-
Subtotal	26,247,305	23,607,952	18,379,671
Less:
Costs attributable to the issuance of shares in connection with the business combination	(1,315,013)	(1,315,013)	(1,315,013)
Total share premium	24,932,292	22,292,939	17,064,658